UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-103.6%

Australia-1.3%
1,000,000	Goodman Group	$4,902,453
2,500,000	Mirvac Group	4,182,044
		9,084,497

Brazil-5.5%
780,619	BHG SA-Brazil Hospitality Group (a)	4,682,854
115,614	BR Malls Participacoes SA	998,803
445,206	BR Properties SA	2,753,164
440,310	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,594,288
1,595,723	Direcional Engenharia SA	7,138,992
382,846	Iguatemi Empresa de Shopping Centers SA	4,092,128
1,600,000	JHSF Participacoes SA	2,616,419
340,707	Multiplan Empreendimentos Imobiliarios SA	8,094,372
240,000	Sao Carlos Empreendimentos e Participacoes SA	3,861,157
		37,832,177

Chile-0.8%
3,069,600	Parque Arauco SA	5,741,783

China-3.4%
2,938,840	CapitaRetail China Trust	4,012,807
1,200,000	China Overseas Land & Investment, Ltd.	3,656,634
1,900,000	China State Construction International Holdings, Ltd.	3,345,750
4,785,760	Franshion Properties China, Ltd.	1,405,079
2,000,000	Longfor Properties Co., Ltd.	2,890,256
1,500,000	Shimao Property Holdings, Ltd.	3,448,860
472,000	SOCAM Development, Ltd.	448,824
5,000,000	Sunac China Holdings, Ltd.	4,093,692
		23,301,902

France-2.5%
127,273	Kaufman & Broad SA (a)	4,041,195
340,219	Nexity SA	12,895,861
		16,937,056

Germany-1.2%
166,284	Deutsche Annington Immobilien SE	5,101,201
108,358	DIC Asset AG	1,024,294
419,877	DO Deutsche Office AG (a)	1,891,417
		8,016,912

Hong Kong-1.0%
200,000	Cheung Kong Holdings, Ltd.	3,876,720
7,270,051	CSI Properties, Ltd.	308,390
200,000	Sun Hung Kai Properties, Ltd.	3,033,277
		7,218,387

India-2.3%
3,373,128	DB Realty, Ltd. (a)	4,509,741
1,999,368	Hirco PLC (a)(b)(c)	135,021
986,423	Prestige Estates Projects, Ltd.	4,081,230
955,000	Puravankara Projects, Ltd.	1,724,497
345,993	Sobha Developers, Ltd.	2,568,390
959,997	Unitech Corporate Parks PLC (a)	838,745
484,738	Yatra Capital, Ltd. (a)	2,109,538
		15,967,162

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Ireland-4.7%
2,098,570	Dalata Hotel Group PLC (a)	8,598,877
9,682,573	Green REIT PLC (a)	16,336,468
5,167,064	Hibernia REIT PLC (a)	7,299,501
		32,234,846

Japan-15.8%
65,000	Aeon Mall Co., Ltd.	1,523,176
35,000	Daito Trust Construction Co., Ltd.	4,218,409
714	Frontier Real Estate Investment Corp.	3,926,557
800	Global One Real Estate Investment Corp.	2,379,914
5,607	GLP J-REIT	6,249,760
550,309	Hulic Co., Ltd.	6,481,322
2,500	Hulic REIT, Inc.	4,290,720
21,616	Invincible Investment Corp.	5,485,540
300	Kenedix Office Investment Corp.	1,629,163
3,903,769	Kenedix, Inc. (a)	17,047,460
500,000	Mitsubishi Estate Co., Ltd.	12,226,539
628,621	Mitsui Fudosan Co., Ltd.	20,759,456
700	Nippon Building Fund, Inc.	3,929,957
280,000	NTT Urban Development Corp.	3,050,475
300,000	Sekisui House, Ltd.	3,937,463
300,000	Sumitomo Realty & Development Co., Ltd.	12,386,457
		109,522,368

Mexico-3.8%
4,326,924	Concentradora Fibra Hotelera Mexicana SA de CV	7,593,392
3,342,858	Corp. Inmobiliaria Vesta SAB de CV	7,204,087
1,382,979	Fibra Uno Administracion SA de CV	4,857,164
3,200,001	Prologis Property Mexico SA de CV (a)	6,656,583
		26,311,226

Philippines-2.1%
4,983,077	Ayala Land, Inc.	3,545,982
32,042,949	SM Prime Holdings, Inc.	11,225,757
		14,771,739

Singapore-6.2%
11,928,904	ARA Asset Management, Ltd.	16,384,940
4,269,698	Ascott Residence Trust	4,210,261
7,101,400	Banyan Tree Holdings, Ltd.	3,757,053
6,594,924	Global Logistic Properties, Ltd.	14,681,400
2,070,000	Parkway Life REIT	3,965,772
		42,999,426

Spain-3.8%
512,973	Hispania Activos Inmobiliarios SAU (a)	6,937,655
756,251	Lar Espana Real Estate Socimi SA (a)	9,473,416
750,000	Merlin Properties Socimi SA (a)	9,922,362
		26,333,433

Sweden-1.6%
349,945	JM AB	11,072,463

Thailand-1.8%
8,002,754	Central Pattana PCL	11,788,453
523,980	Minor International PCL	524,312
		12,312,765

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

United Arab Emirates-2.0%
327,229	DAMAC Real Estate Development, Ltd.-GDR (a)(d)	5,331,334
3,300,000	Emaar Properties PJSC	8,742,054
		14,073,388

United Kingdom-9.4%
275,863	Countrywide PLC	2,414,989
1,047,946	Foxtons Group PLC	4,735,279
674,547	Great Portland Estates PLC	7,252,340
211,539	Kennedy Wilson Europe Real Estate PLC (a)	3,792,839
2,124,322	Londonmetric Property PLC	5,056,953
3,210,000	LXB Retail Properties PLC (a)	6,869,142
7,541,768	Regus PLC	22,054,011
3,232,069	Songbird Estates PLC (a)	13,109,722
		65,285,275

United States-34.4%
190,034	Altisource Residential Corp. (e)	4,406,889
300,000	American Capital Mortgage Investment Corp. (e)	5,979,000
407,802	American Homes 4 Rent-Class A	7,430,152
625,000	American Realty Capital Properties, Inc.	8,193,750
50,000	AvalonBay Communities, Inc. (e)	7,404,000
60,000	Boston Properties, Inc. (e)	7,167,000
120,000	Brookfield Residential Properties, Inc. (a)(e)	2,218,800
256,353	CBL & Associates Properties, Inc. (e)	4,793,801
1,200,507	Colony Financial, Inc. (e)	26,591,230
550,000	DR Horton, Inc. (e)	11,385,000
526,316	La Quinta Holdings, Inc. (a)	9,889,478
180,000	Lennar Corp.-Class A (e)	6,521,400
320,833	Meritage Homes Corp. (a)(e)	12,287,904
942,000	MFA Financial, Inc. (e)	7,667,880
657,113	New Residential Investment Corp. (e)	3,929,536
130,872	NorthStar Asset Management Group, Inc. (a)	2,343,918
130,872	NorthStar Realty Finance Corp. (a)	2,107,039
349,375	Ocwen Financial Corp. (a)(e)	10,540,644
175,715	RCS Capital Corp.-Class A	3,623,243
160,000	Ryland Group, Inc. (e)	5,136,000
145,742	Simon Property Group, Inc. (e)	24,512,347
210,000	Starwood Hotels & Resorts Worldwide, Inc. (e)	16,136,400
750,944	Starwood Property Trust, Inc. (e)	17,722,278
50,000	The Howard Hughes Corp. (a)(e)	7,271,000
1,596,931	Two Harbors Investment Corp. (e)	16,336,604
72,871	Washington Prime Group, Inc. (a)	1,376,533
274,780	WCI Communities, Inc. (a)(e)	4,723,468
		237,695,294
	Total Common Stocks (Cost $593,680,650)	716,712,099

Equity-Linked Structured Notes-1.0%

India-1.0%
744,090	Kolte-Patil Developers, Ltd.-Merrill Lynch & Co., Inc	1,841,814
850,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	4,931,678
	Total India	6,773,492
	Total Equity-Linked Structured Notes (Cost $4,616,174)	6,773,492

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Warrants-0.7%

France-0.7%
50,000	Merrill Lynch & Co., Inc. (a) Expiration: April 29, 2015 Exercise Price: SEK 48.43	4,828,141
	Total Warrants (Cost $5,244,772)	4,828,141
Total Investments (Cost $603,541,596)-105.3%		728,313,732
Liabilities in Excess of Other Assets-(5.3)%		(36,860,781)
TOTAL NET ASSETS 100.0%		$691,452,951

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Illiquid security.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, securities restricted under Rule 144A had a total value of $5,331,334 which comprised 0.8% of the Fund’s net assets.

(e) All or a portion of the security has been designated as collateral for the line of credit.

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

GDR-Global Depositary Receipt

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on February 13, 2007, and had no operating history prior to April 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2014:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Australia	$—	$9,084,497	$—	$9,084,497
Brazil	37,832,177	—	—	37,832,177
Chile	5,741,783	—	—	5,741,783
China	—	23,301,902	—	23,301,902
France	—	16,937,056	—	16,937,056
Germany	5,101,201	2,915,711	—	8,016,912
Hong Kong	—	7,218,387	—	7,218,387
India	2,948,283	12,883,858	135,021	15,967,162
Ireland	32,234,846	—	—	32,234,846
Japan	—	109,522,368	—	109,522,368
Mexico	26,311,226	—	—	26,311,226

Philippines	—	14,771,739	—	14,771,739
Singapore	7,722,825	35,276,601	—	42,999,426
Spain	26,333,433	—	—	26,333,433
Sweden	—	11,072,463	—	11,072,463
Thailand	—	12,312,765	—	12,312,765
United Arab Emirates	—	14,073,388	—	14,073,388
United Kingdom	28,828,656	36,456,619	—	65,285,275
United States	237,695,294	—	—	237,695,294
Equity-Linked Structured Notes	—	6,773,492	—	6,773,492
Warrant	—	4,828,141	—	4,828,141
Total	$410,749,724	$317,428,987	$135,021	$728,313,732

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$482,174	$—	$482,174
Total	$—	$482,174	$—	$482,174

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2013	$306,473
Realized gain (loss)	—
Change in unrealized depreciation	(171,452)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of July 31, 2014	$135,021
Change in net unrealized depreciation on Level 3 holdings held at period end	$(171,452)

* The Fund recognize transfers as of the beginning of the year.

B. Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2014, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Alpine Global Premier Properties	$603,541,596	$164,617,168	$(39,845,032)	$124,772,136

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders: On July 5, 2011, the Fund, acting in accordance with an exemptive order received from the SEC and with approval of the Board, adopted a level distribution policy under which the Fund intends to make regular monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share. With this policy, the Fund can now include long-term capital gains in its distribution as frequently as twelve times a year. The Board views approval of this policy as a potential means of further supporting the market price of the Fund through the payment of a steady and predictable level of cash distributions to shareholders.

The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

The current monthly distribution rate is $0.05 per share. The Board continues to evaluate its monthly distribution policy in the light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

D. Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2014:

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Japanese Yen	01/28/15	6,500,000,000	JPY	$63,765,500	$63,283,326	$482,174
					$63,283,326	$482,174

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2014